CAPITAL LEASE OBLIGATIONS (Details) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY
Future minimum lease payments under non-cancellable capital lease arrangements
2015	$ 2,649	16,436
2016	2,212	13,722
2017	1,358	8,428
Total minimum lease payment	6,219	38,586
Less: amount representing interest	(677)	(4,200)
Present value of remaining minimum lease payment	$ 5,542	34,386